UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 2192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11 /30 /2010

FORM N-CSR

Item 1.      Reports to Stockholders.

The Dreyfus
Third Century Fund, Inc.

SEMIANNUAL REPORT November 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
30	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Dreyfus
Third Century Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report forThe DreyfusThird Century Fund, Inc., covering the six-month period from June 1, 2010, through November 30, 2010.

Stocks throughout the global markets delivered respectable returns during the reporting period, despite periodic bouts of market volatility stemming from economic uncertainty and events. Although GDP growth in most countries was positive throughout the reporting period, the global economic recovery has been milder than historical averages, in particular in the U.S. Most notably, heavy sovereign debt burdens recently renewed credit concerns in Europe, effectively barring some governments from adopting more stimulative fiscal policies. However, robust demand from the world’s emerging markets has taken up some of the slack, supporting corporate earnings and stock prices.

We are cautiously optimistic regarding global economic and market prospects in 2011. Global expansion should gain a degree of momentum, led by financially strong emerging markets countries, while “debt hangover” countries in the developed world may face continued economic challenges. Monetary policy remains stimulative in most markets, and inflation-adjusted interest rates and inflation remain low. So is your portfolio positioned accordingly given these recent global economic events? Talk with your financial advisor, who can help you evaluate your portfolio investments within the new global economic framework to help meet your individual investment needs and future capital goals.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2010, through November 30, 2010, as provided by Jocelin Reed, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2010, The Dreyfus Third Century Fund’s Class A shares, Class B shares, Class C shares, Class I shares and Class Z shares produced total returns of 10.41%, 9.88%, 10.19%, 10.73% and 10.61%, respectively.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), provided a total return of 9.51% for the same period.2

Amid bouts of stock market volatility stemming from economic uncertainty, a rally later in the reporting period more than offset earlier weakness.The fund generally produced higher returns than its benchmark, primarily due to strong results in the financials and health care sectors.

The Fund’s Investment Approach

The fund seeks capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stocks of companies that, in our opinion, meet traditional investment standards while conducting their businesses in a manner that contributes to the enhancement of the quality of life in America. Our strategy combines computer modeling techniques, fundamental analysis and risk management with a social investment process.

In selecting stocks, we begin with quantitative research to rank stocks within an industry or sector. Next, using fundamental analysis, we designate the most attractive securities as potential purchase candidates. We then evaluate potential purchase candidates to determine whether they meet the fund’s socially responsible investment criteria.We next select those companies we consider to be the most attractive based on

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

financial considerations. If there is more than one company to choose from, we can select stocks of companies that exhibit positive records in the fund’s areas of social concern.

The fund normally focuses on large-cap growth stocks; however, it also may invest in value-oriented, midcap and small-cap stocks.

Mixed Economic Data Sparked Market Volatility

The reporting period began in the wake of developments that shook investors’ confidence in the global and domestic economic recoveries. Europe had been roiled by a sovereign debt crisis that led to austerity measures throughout the region, and mixed housing and employment data in the United States weighed on already mild growth.

As the reporting period progressed, however, corporate earnings continued to improve, commodity prices climbed amid robust demand from the emerging markets, and the U.S. and global economies remained on upward trajectories. The resulting market rally helped the S&P 500 Index produce respectable gains for the reporting period overall.

Security Selections Successful in Most Sectors

Our sector allocation and stock selection strategies proved particularly effective in the financials sector, where lack of exposure to Bank of America and Citigroup—and the sale of JPMorgan Chase & Co. early in the reporting period—helped the fund avoid relative weakness among large banks. Instead, we focused on companies, such as long-term holding Discover Financial Services, that managed their credit exposure well during the downturn, putting them in a position to prosper when credit conditions improved. In addition, investment managers Waddell & Reed Financial and T. Rowe Price Group gained value when financial markets rallied.

Health care stocks also buoyed the fund’s relative performance. Biotechnology firm Genzyme, which previously had suffered from production issues, advanced strongly when it received an acquisition offer. Another biotechnology company, Biogen Idec, boosted profit margins when it was able to raise prices. Finally, in the information technology sector, the fund benefited from avoiding exposure to personal computer makers Hewlett-Packard and Dell and an overweighted position in electronics innovator Apple.

On the other hand, an emphasis on natural gas producers such as EnCana undermined results in the energy sector. Since the fund does not invest in large polluters such as ExxonMobil and ConocoPhillips, it did not participate in their gains. Similarly, in the materials sector, the fund held neither chemical manufacturers nor mining company Freeport-McMoRan Copper & Gold, which performed well for the fund’s benchmark. The fund had no positions in the telecommunications services sector, which advanced despite generally rich valuations.

Positioned for a More Selective Market Environment

Although the U.S. and global economies have remained sluggish, fears of a double-dip recession have receded.We believe that investors are likely to become more selective in this environment, favoring companies that can grow in a slow economy. Therefore, we have maintained a mild emphasis on higher-quality growth companies, and we have adopted a more balanced sector allocation strategy to reduce certain risks.

December 15, 2010

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Third Century Fund, Inc. from June 1, 2010 to November 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2010

	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$6.96	$12.26	$10.49	$4.60	$5.39
Ending value (after expenses)	$1,104.10	$1,098.80	$1,101.90	$1,107.30	$1,106.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2010

	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$6.68	$11.76	$10.05	$4.41	$5.16
Ending value (after expenses)	$1,018.45	$1,013.39	$1,015.09	$1,020.71	$1,019.95

† Expenses are equal to the fund’s annualized expense ratio of 1.32% for Class A, 2.33% for Class B, 1.99% for
Class C, .87% for Class I and 1.02% for Class Z, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2010 (Unaudited)

Common Stocks—99.5%	Shares		Value ($)
Consumer Discretionary—13.0%
Discovery Communications, Cl. C	43,900	[a]	1,558,889
Gap	179,150		3,826,644
Garmin	65,150	[b]	1,886,744
Limited Brands	118,600		3,993,262
McDonald’s	29,075		2,276,572
McGraw-Hill	76,100		2,624,689
New York Times, Cl. A	293,800	[a]	2,641,262
Staples	75,700		1,666,157
Starbucks	125,100		3,828,060
Target	43,900		2,499,666
TJX	81,325		3,709,233
Weight Watchers International	29,950		1,025,488
			31,536,666
Consumer Staples—12.2%
Church & Dwight	45,050		2,939,512
Costco Wholesale	76,775		5,190,758
Estee Lauder, Cl. A	57,700		4,322,884
General Mills	33,200		1,172,956
Kimberly-Clark	22,325		1,381,694
PepsiCo	50,850		3,286,436
Procter & Gamble	106,450		6,500,902
Unilever (NY Shares)	65,500		1,858,890
Whole Foods Market	61,600	[a]	2,908,752
			29,562,784
Energy—7.0%
Cenovus Energy	80,925		2,328,212
Devon Energy	53,200		3,754,324
EnCana	58,125		1,610,063
Forest Oil	94,000	[a]	3,216,680
Nexen	99,775		2,087,293
Noble	117,700		3,992,384
			16,988,956

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Financial—12.8%
Berkshire Hathaway, Cl. B	37,300	[a]	2,972,064
Comerica	78,900		2,879,061
Discover Financial Services	225,975		4,130,823
First Horizon National	188,268	[a]	1,801,725
International Bancshares	131,400		2,260,080
Investment Technology Group	86,850	[a]	1,276,695
Marshall & Ilsley	308,800		1,479,152
PNC Financial Services Group	73,200		3,941,820
State Street	42,800		1,848,960
T. Rowe Price Group	48,700		2,840,671
Travelers	45,975		2,482,190
Waddell & Reed Financial, Cl. A	95,200		2,932,160
			30,845,401
Health Care—13.2%
Aetna	95,900		2,840,558
Allergan	39,900		2,644,173
Amgen	62,125	[a]	3,273,366
AstraZeneca, ADR	45,775	[b]	2,148,221
Becton Dickinson & Co.	33,750		2,630,137
Biogen Idec	40,900	[a]	2,616,373
Gilead Sciences	65,250	[a]	2,381,625
Humana	45,550	[a]	2,552,622
Johnson & Johnson	75,900		4,671,645
Kinetic Concepts	48,650	[a,b]	1,931,891
Life Technologies	57,900	[a]	2,883,709
Novartis, ADR	24,525	[b]	1,309,880
			31,884,200
Industrial—9.5%
3M	50,775		4,264,085
Brink’s	44,400		1,089,576
Donaldson	24,575		1,334,177
Dun & Bradstreet	19,825		1,493,615
Emerson Electric	91,225		5,023,761

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
Equifax	41,375		1,431,989
Ryder System	41,650		1,795,532
United Technologies	86,150		6,484,511
			22,917,246
Information Technology—26.0%
Accenture, Cl. A	92,100		3,989,772
Apple	22,075	[a]	6,868,636
Avnet	48,450	[a]	1,484,992
CA	81,500		1,865,535
Cisco Systems	102,125	[a]	1,956,715
EMC	183,025	[a]	3,933,207
Google, Cl. A	9,800	[a]	5,445,958
Intel	185,100		3,909,312
International Business Machines	67,850		9,598,061
Microsoft	347,100		8,750,391
National Semiconductor	115,300		1,539,255
Oracle	197,075		5,328,908
QUALCOMM	110,600		5,169,444
Symantec	83,750	[a]	1,407,000
Western Union	98,175		1,731,807
			62,978,993
Materials—3.0%
Alcoa	315,200		4,135,424
Schnitzer Steel Industries, Cl. A	32,750	[b]	1,869,698
Worthington Industries	76,200		1,220,724
			7,225,846
Utilities—2.8%
NextEra Energy	53,275		2,696,781
Sempra Energy	60,775		3,044,220
WGL Holdings	28,625	[b]	1,037,942
			6,778,943
Total Common Stocks
(cost $218,466,572)			240,719,035

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $904,000)	904,000 [c]	904,000

Investment of Cash Collateral
for Securities Loaned—2.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $5,774,746)	5,774,746 [c]	5,774,746

Total Investments (cost $225,145,318)	102.3%	247,397,781
Liabilities, Less Cash and Receivables	(2.3%)	(5,604,283)
Net Assets	100.0%	241,793,498

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At November 30, 2010, the market value of the fund’s securities on loan was
$5,592,306 and the market value of the collateral held by the fund was $5,774,746.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	26.0	Energy	7.0
Health Care	13.2	Materials	3.0
Consumer Discretionary	13.0	Utilities	2.8
Financial	12.8	Money Market Investments	2.8
Consumer Staples	12.2
Industrial	9.5		102.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2010 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,592,306)—Note 1(b):
Unaffiliated issuers				218,466,572	240,719,035
Affiliated issuers				6,678,746	6,678,746
Cash					12,480
Dividends and interest receivable					510,972
Receivable for shares of Common Stock subscribed					23,163
Prepaid expenses					25,445
					247,969,841
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					204,377
Liability for securities on loan—Note 1(b)					5,774,746
Payable for shares of Common Stock redeemed					97,116
Accrued expenses					100,104
					6,176,343
Net Assets ($)					241,793,498
Composition of Net Assets ($):
Paid-in capital					325,022,605
Accumulated undistributed investment income—net					2,101,972
Accumulated net realized gain (loss) on investments					(107,583,542)
Accumulated net unrealized appreciation
(depreciation) on investments					22,252,463
Net Assets ($)					241,793,498

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z
Net Assets ($)	13,453,731	356,046	2,693,990	1,706,204	223,583,527
Shares Outstanding	1,456,942	42,112	315,508	181,619	23,831,263
Net Asset Value
Per Share ($)	9.23	8.45	8.54	9.39	9.38

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $15,798 foreign taxes withheld at source):
Unaffiliated issuers	1,925,842
Affiliated issuers	2,657
Income from securities lending—Note 1(b)	43,687
Total Income	1,972,186
Expenses:
Management fee—Note 3(a)	875,650
Shareholder servicing costs—Note 3(c)	257,905
Professional fees	29,155
Registration fees	21,325
Prospectus and shareholders’ reports	13,416
Distribution fees—Note 3(b)	11,456
Custodian fees—Note 3(c)	9,180
Directors’ fees and expenses—Note 3(d)	2,271
Loan commitment fees—Note 2	1,182
Miscellaneous	4,452
Total Expenses	1,225,992
Less—reduction in fees due to earnings credits—Note 3(c)	(700)
Net Expenses	1,225,292
Investment Income—Net	746,894
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,776,525
Net unrealized appreciation (depreciation) on investments	15,244,789
Net Realized and Unrealized Gain (Loss) on Investments	23,021,314
Net Increase in Net Assets Resulting from Operations	23,768,208

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
Operations ($):
Investment income—net	746,894	1,356,415
Net realized gain (loss) on investments	7,776,525	(3,460,830)
Net unrealized appreciation
(depreciation) on investments	15,244,789	40,196,335
Net Increase (Decrease) in Net Assets
Resulting from Operations	23,768,208	38,091,920
Dividends to Shareholders from ($):
Investment income—net:
Class C Shares	—	(6,429)
Class I Shares	—	(14,624)
Class Z Shares	—	(1,783,245)
Total Dividends	—	(1,804,298)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	423,043	2,201,851
Class B Shares	—	3,000
Class C Shares	260,597	1,020,042
Class I Shares	242,023	921,301
Class Z Shares	1,378,229	5,255,557
Dividends reinvested:
Class C Shares	—	4,948
Class I Shares	—	6,031
Class Z Shares	—	1,694,984
Cost of shares redeemed:
Class A Shares	(1,537,255)	(33,689,494)
Class B Shares	(124,124)	(565,443)
Class C Shares	(471,234)	(543,780)
Class I Shares	(342,768)	(505,144)
Class Z Shares	(10,502,049)	(21,873,829)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(10,673,538)	(46,069,976)
Total Increase (Decrease) in Net Assets	13,094,670	(9,782,354)
Net Assets ($):
Beginning of Period	228,698,828	238,481,182
End of Period	241,793,498	228,698,828
Undistributed investment income—net	2,101,972	1,355,078

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
Capital Share Transactions:
Class Aa
Shares sold	48,124	271,695
Shares redeemed	(177,095)	(4,691,360)
Net Increase (Decrease) in Shares Outstanding	(128,971)	(4,419,665)
Class Ba
Shares sold	—	395
Shares redeemed	(15,467)	(74,285)
Net Increase (Decrease) in Shares Outstanding	(15,467)	(73,890)
Class C
Shares sold	31,991	142,155
Shares issued for dividends reinvested	—	629
Shares redeemed	(58,531)	(70,276)
Net Increase (Decrease) in Shares Outstanding	(26,540)	72,508
Class I
Shares sold	27,561	108,410
Shares issued for dividends reinvested	—	703
Shares redeemed	(40,612)	(59,345)
Net Increase (Decrease) in Shares Outstanding	(13,051)	49,768
Class Z
Shares sold	156,963	623,371
Shares issued for dividends reinvested	—	198,029
Shares redeemed	(1,181,019)	(2,587,191)
Net Increase (Decrease) in Shares Outstanding	(1,024,056)	(1,765,791)

a During the period ended November 30, 2010, 7,396 Class B shares representing $58,354 were automatically converted to 6,791 Class A shares and during the period ended May 31, 2010, 48,561 Class B shares representing
$369,025 were automatically converted to 44,963 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2010				Year Ended May 31,
Class A Shares	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	8.36		7.08	9.72	10.05	8.48	8.19
Investment Operations:
Investment income (loss)—net[a]	.02		.03	.05	.01	.02	(.02
Net realized and unrealized
gain (loss) on investments	.85		1.25	(2.65)	(.32)	1.55	.31
Total from Investment Operations	.87		1.28	(2.60)	(.31)	1.57	.29
Distributions:
Dividends from
investment income—net	—		—	(.04)	(.02)	—	—
Net asset value, end of period	9.23		8.36	7.08	9.72	10.05	8.48
Total Return (%)[b]	10.41	[c]	18.08	(26.73)	(3.06)	18.52	3.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.32	[d]	1.35	1.31	1.35	1.29	1.25
Ratio of net expenses
to average net assets	1.32	[d]	1.35	1.30	1.35	1.29	1.25
Ratio of net investment income
(loss) to average net assets	.37	[d]	.40	.70	.06	.18	(.24)
Portfolio Turnover Rate	27.07	[c]	35.17	40.27	21.97	22.75	78.54
Net Assets, end of period
($ x 1,000)	13,454		13,252	42,532	15,066	15,411	11,573

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2010				Year Ended May 31,
Class B Shares	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	7.69		6.59	9.09	9.45	8.04	7.83
Investment Operations:
Investment (loss)—net[a]	(.03)		(.06)	(.03)	(.06)	(.06)	(.09)
Net realized and unrealized
gain (loss) on investments	.79		1.16	(2.47)	(.30)	1.47	.30
Total from Investment Operations	.76		1.10	(2.50)	(.36)	1.41	.21
Net asset value, end of period	8.45		7.69	6.59	9.09	9.45	8.04
Total Return (%)[b]	9.88	[c]	16.69	(27.50)	(3.81)	17.54	2.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.33	[d]	2.43	2.28	2.12	2.18	2.06
Ratio of net expenses
to average net assets	2.33	[d]	2.43	2.27	2.12	2.18	2.06
Ratio of net investment (loss)
to average net assets	(.66)	[d]	(.74)	(.49)	(.74)	(.77)	(1.09))
Portfolio Turnover Rate	27.07	[c]	35.17	40.27	21.97	22.75	78.54
Net Assets, end of period
($ x 1,000)	356		443	867	2,202	4,762	9,415

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2010				Year Ended May 31,
Class C Shares	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	7.75		6.63	9.13	9.48	8.06	7.84
Investment Operations:
Investment (loss)—net[a]	(.01)		(.03)	(.02)	(.06)	(.05)	(.08)
Net realized and unrealized
gain (loss) on investments	.80		1.17	(2.48)	(.29)	1.47	.30
Total from Investment Operations	.79		1.14	(2.50)	(.35)	1.42	.22
Distributions:
Dividends from
investment income—net	—		(.02)	—	—	—	—
Net asset value, end of period	8.54		7.75	6.63	9.13	9.48	8.06
Total Return (%)[b]	10.19	[c]	17.16	(27.38)	(3.69)	17.62	2.81
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.99	[d]	2.09	2.14	2.01	2.00	2.02
Ratio of net expenses
to average net assets	1.99	[d]	2.09	2.14	2.00	2.00	2.02
Ratio of net investment (loss)
to average net assets	(.30)	[d]	(.39)	(.29)	(.60)	(.53)	(1.03)
Portfolio Turnover Rate	27.07	[c]	35.17	40.27	21.97	22.75	78.54
Net Assets, end of period
($ x 1,000)	2,694		2,652	1,788	2,487	3,538	2,745

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2010				Year Ended May 31,
Class I Shares	(Unaudited)		2010	2009	2008	[a]	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	8.48		7.23	9.90	10.23		8.60	8.28
Investment Operations:
Investment income—net[b]	.04		.06	.07	.05		.05	.06
Net realized and unrealized
gain (loss) on investments	.87		1.27	(2.69)	(.32)		1.58	.31
Total from Investment Operations	.91		1.33	(2.62)	(.27)		1.63	.37
Distributions:
Dividends from
investment income—net	—		(.08)	(.05)	(.06)		—	(.05)
Net asset value, end of period	9.39		8.48	7.23	9.90		10.23	8.60
Total Return (%)	10.73	[c]	18.43	(26.47)	(2.65)		18.95	4.45
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88	[d]	1.01	.95	.94		.87	.84
Ratio of net expenses
to average net assets	.87	[d]	1.01	.95	.94		.87	.84
Ratio of net investment income
to average net assets	.82	[d]	.71	.92	.51		.58	.66
Portfolio Turnover Rate	27.07	[c]	35.17	40.27	21.97		22.75	78.54
Net Assets, end of period
($ x 1,000)	1,706		1,651	1,048	1,206		712	653

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2010				Year Ended May 31,
Class Z Shares	(Unaudited)		2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	8.48		7.22	9.88	10.21	8.59	8.31
Investment Operations:
Investment income (loss)—net[a]	.03		.05	.05	.04	.04	(.00)	[b]
Net realized and unrealized
gain (loss) on investments	.87		1.28	(2.68)	(.33)	1.58	.31
Total from Investment Operations	.90		1.33	(2.63)	(.29)	1.62	.31
Distributions:
Dividends from
investment income—net	—		(.07)	(.03)	(.04)	—	(.03)
Net asset value, end of period	9.38		8.48	7.22	9.88	10.21	8.59
Total Return (%)	10.61	[c]	18.40	(26.56)	(2.82)	18.86	3.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02	[d]	1.10	1.11	1.01	1.02	1.04
Ratio of net expenses
to average net assets	1.02	[d]	1.10	1.10	1.00	1.02	1.04
Ratio of net investment income
(loss) to average net assets	.67	[d]	.60	.73	.40	.43	(.05)
Portfolio Turnover Rate	27.07	[c]	35.17	40.27	21.97	22.75	78.54
Net Assets, end of period
($ x 1,000)	223,584		210,701	192,247	291,213	334,808	331,203

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

The Dreyfus Third Century Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C and Class I and 200 million shares of $.001 par value Common Stock of Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authorita-

tive U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	231,235,366	—	—	231,235,366
Equity Securities—
Foreign†	9,483,669	—	—	9,483,669
Mutual Funds	6,678,746	—	—	6,678,746
† See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at November 30, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended November 30, 2010, The Bank of New York Mellon earned $18,723 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended November 30, 2010 were as follows:

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $115,324,271 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2010. If not applied, $94,824,157 of the carryover expires in fiscal 2011 and $20,500,114 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2010 was as follows: ordinary income $1,804,298. The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to the management agreement (“Agreement”) with the Manager, the management fee is computed at an annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the Agreement, if in any full fiscal year the aggregate expenses allocable to Class Z shares, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2010, there was no expense reimbursement pursuant to the Agreement.

During the period ended November 30, 2010, the Distributor retained $404 from commissions earned on sales of the fund’s Class A shares and $76 and $84 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at the annual rates of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended November 30, 2010, Class B and Class C shares were charged $1,512 and $9,944, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2010, Class A, Class B and Class C shares were charged $16,488, $504 and $3,315, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2010, Class Z shares were charged $101,199 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2010, the fund was charged $71,982 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2010, the fund was charged $12,513 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $700.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2010, the fund was charged $9,180 pursuant to the custody agreement.

During the period ended November 30, 2010, the fund was charged $3,345 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $154,036, Rule 12b-1 distribution plan fees $1,955, shareholder services plan fees $6,509, custodian fees $3,000, chief compliance officer fees $1,152 and transfer agency per account fees $37,725.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2010, amounted to $61,876,482 and $71,615,249, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended November 30, 2010.

At November 30, 2010, accumulated net unrealized appreciation on investments was $22,252,463, consisting of $34,341,297 gross unrealized appreciation and $12,088,834 gross unrealized depreciation.

At November 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	29

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Directors of the fund held on July 14 and 15, 2010, the Board considered the re-approval for an annual period (through August 31, 2011) of the fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure. The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution and the Manager’s policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail large-cap core funds and to a larger universe of funds, consisting solely of retail and institutional large-cap core funds, each of which are not required to use one or more social screens when choosing securities for the funds’ portfolios (“Performance Group I” and “Performance Universe I,” respectively) and to a group of funds and to a larger universe of funds from different categories, each of which is required to use one or more social screens when choosing securities for the funds’ portfolios (“Performance Group II” and “Performance Universe II,” respectively).The fund’s portfolio manager uses social screens when choosing securities for the fund’s portfolio, as described in the fund’s prospectus. Each Performance Group and Performance Universe was selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select each Performance Group and Performance Universe, as well as each Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended May 31, 2010.The Board members noted that the fund’s total return performance was above the medians for Performance Group I and each Performance Universe for the reported periods, except for the 10-year period of Performance Group I and each Performance Universe, the 1-year period of each Performance Universe and the 5-year period of Performance Group II and Performance Universe II. In addition, the Board noted that the fund’s total return performance was at or below the Performance Group II medians for all periods.The Manager also provided a comparison of the fund’s total returns to the returns of its benchmark index for each of the last ten calendar years.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds and a broader

The Fund	31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

group of funds that were selected by Lipper and are not required to use one or more social screens when choosing securities for the funds’ portfolios (“Expense Group I” and “Expense Universe I,” respectively) and with a group of funds and a broader group of funds that were selected by Lipper and use one or more social screens when choosing securities for the funds’ portfolios (“Expense Group II” and “Expense Universe II,” respectively).The Board members noted that the fund’s contractual and actual management fees and expense ratio were at or higher than the Expense Group I and each Expense Universe medians. In addition, the Board noted that the fund’s actual management fee and expense ratio were at the Expense Group II median, and that the fund’s contractual management fee was at or higher than each Expense Group median.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Funds”), noting that none of the Similar Funds were required to use social screens when choosing securities for their portfolios. Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with substantially similar investment objectives, policies and strategies as the fund.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances applicable to the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, including any soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It also was noted that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the services provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager were adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.

The Fund	33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	January 24, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)